Accounts Receivable	12 Months Ended
Mar. 31, 2025
Accounts Receivable [Abstract]
Accounts Receivable

3. Accounts Receivable

Accounts receivable consisted of the following as of March 31:

	2024	2025	2025
	HK$	HK$	US$
Accounts receivable	6,081,185	2,886,330	370,998
Provision of credit losses	(151,287)	(330,037)	(42,421)
Bad debt expenses	(49,161)	—	—
Total Accounts receivable	5,880,737	2,556,293	328,577